Related party transactions - Sale-leaseback, other, leases (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) item lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related party transaction
Revenue, net of sales discounts		$ 477,045,949	$ 432,891,510	$ 327,254,305
Cost of sales		$ 358,238,703	332,274,788	$ 260,115,893
Number of units in sale-leaseback | lease		19
Contract asset included in Prepaid expense and other assets	$ 611,343	$ 611,343	1,361,590
Contract liability included in Other accrued expenses	305,701	305,701	$ 957,926
Sale Leaseback Of Model Homes
Related party transaction
Revenue, net of sales discounts		5,188,716
Cost of sales		4,508,819
Contract asset included in Prepaid expense and other assets	435,264	435,264
Contract liability included in Other accrued expenses	435,264	$ 435,264
Unspecified Related Party | Sale Leaseback Of Model Homes
Related party transaction
Number of units in sale-leaseback with lease terms greater than 12 months | item		9
Revenue recognized	2,507,216
Costs recognized	$ 2,093,635
Chief Executive Officer | Sale Leaseback Of Model Homes
Related party transaction
Number of units in sale-leaseback | item		19
Number of lease agreements | item		19